Inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventories, net
Merchandise	¥ 643,130	$ 100,921	¥ 457,469
Inventories provision	(18,139)	(2,846)	(14,841)
Inventories, net	¥ 624,991	$ 98,075	¥ 442,628